46. Risk management (Tables)	12 Months Ended
Dec. 31, 2020
Risk Management Tables Abstract
The table shown in note 9.b shows the portfolio by the internal risk rating levels and their probability of default

The table shown in note 9.b shows the portfolio by the internal risk rating levels and their probability of default.

Thousand of reais	2020	2019	2018

By maturity
Less than 1 Year	219,062,744	186,196,849	186,373,511
Between 1 and 5 years	147,013,817	117,841,564	99,309,551
More than 5 years	51,745,465	43,218,247	36,250,128
Loans and advances to customers, gross	417,822,026	347,256,660	321,933,190

By internal classification of risk
Low (1)	347,315,356	257,133,115	240,440,294
Medium-low (1)	24,277,405	56,549,196	50,485,682
Medium (2)	26,231,871	11,754,806	11,967,262
Medium-High (2)	3,896,457	8,512,386	7,722,198
High (3)	16,100,937	13,307,156	11,317,754
Loans and advances to customers, gross	417,822,026	347,256,660	321,933,190
(1)	Transactions classifieds on Stage 1
(2)	Transactions classifieds on Stage 2
(3)	Transactions classifieds on Stage 3

Portfolios for which reference external information represent significant data to measure the expected credit losses

The expected credit losses, measured using sufficient and available historical data, are shown below.

			2020

		Probability of default(1)	Default loss
	Exposure

Commercial and industrial	191,281,653	5%	41%
Real Estate Credit - construction	45,791,869	3%	7%
Individual loans	178,652,145	9%	52%
Leasing	2,096,359	1%	31%
(1)	Prior to Post model adjustment impacts.

			2019

		Probability of default	Default loss
	Exposure

Commercial and industrial	145,387,439	7%	40%
Real Estate Credit - construction	39,720,713	3%	10%
Individual loans	160,036,668	10%	64%
Leasing	2,111,840	2%	41%

			2018

		Probability of default	Default loss
	Exposure

Commercial and industrial	141,293,616	8%	42%
Real Estate Credit - construction	36,515,352	4%	12%
Individual loans	137,287,593	8%	64%
Leasing	1,836,629	5%	32%

Main indicators of credit

Below is a table showing the evolution of the main credit indicators.

	2020	2019	2018

Credit risk exposure - customers (Thousand of Reais)	466,104,042	391,569,227	364,193,664
Loans and advances to customers, gross (note 9)	417,822,026	347,256,660	321,933,190
Contingent Liabilities - Guarantees and other sureties (note 43,a)	48,282,016	44,312,567	42,260,474
Non-performing loans ratio (%) - unaudited	5.55%	6.75%	6.98%
Impairment coverage ratio (%) - unaudited	110.64%	96.58%	102.42%
Specific credit loss provisions, net of RAWO (*) (Thousand of Reais) - unaudited	25,640,488	22,625,750	22,969,315
Cost of credit (% of risk) - unaudited	4.35%	3.93%	3.90%
Data prepared on the basis of management criteria and the accounting criteria of the controller unit.
(*) RAWO = Recoveries of Assets Derecognized.

Assets with excess or insufficiency of guarantees

The base case represents the most likely result and is in line with the information used by the Bank for other purposes, such as strategic planning and budgeting. The other scenarios represent more optimistic and pessimistic results. Periodically, the Bank conducts more extreme stress tests to adjust its determination of these other representative scenarios.

					12/31/2020
					In Reais Million
	Over-collateralized assets			Under-collateralized assets

	Carrying value of the assets	Fair value of collateral	% collateral coverage	Carrying value of the assets	Fair value of collateral	% collateral coverage
Individuals (1)	57,633	182,430	317%	3,091	2,756	89%
Mortgages	45,746	100,201	219%	46	38	83%
Very small, small and middle-market companies, corporates and foreign loans (2)	41,428	143,168	346%	56,052	42,728	76%
Total	144,807	425,799	294%	59,188	45,522	77%

(1) Vehicles and others loans.

(2) Cayman and Luxemburgo.

Unsecured loans: 213,824.

					12/31/2019
					In Reais Million
	Over-collateralized assets			Under-collateralized assets

	Carrying value of the assets	Fair value of collateral	% collateral coverage	Carrying value of the assets	Fair value of collateral	% collateral coverage
Individuals (1)	53,899	150,853	280%	2,762	2,592	94%
Mortgages	39,016	84,862	218%	3	3	86%
Very small, small and middle-market companies, corporates and foreign loans (2)	34,008	116,236	342%	33,140	26,587	80%
Total	126,923	351,951	277%	35,905	29,182	81%

(1) Vehicles and others loans.

(2) Cayman and Luxemburgo.

Unsecured loans: 195,765.

Position of accounts subject to interest rate risk

The following table aggregates by product the cash flows of the operations of our perimeter of companies that have interest income. The transactions are presented by the book balance at the closing date of the years 2020, 2019 and 2018. It is not associated with the risk management of changes in interest rates or indexer mismatches, which is done by monitoring metrics of Marketplace. However, it allows to evaluate the concentrations of term and possible risks and below it, the balances of the same products are presented at the redemption value at maturity, except for the line dealing with receivables and obligations linked to derivative contracts.

					2020
					In millions of Reais
Position of Accounts Subject to Interest Rate Risk	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 days	Above 5 years	Total

Remunerated Assets:

Financial assets measured at fair value in income	-	153	50	250	1,747	2,200
Debt Instruments	-	153	50	250	1,747	2,200
Equity Instruments	-	-	-	-	-	-
Derivatives	-	-	-	-	-	-
Financial assets measured at fair value in profit or loss for trading	15,635	18,487	4,867	57,091	17,707	113,788
Debt Instruments	3,480	11,789	3,150	47,287	14,078	79,784
Equity Instruments	1,164	-	-	-	-	1,164
Derivatives	10,992	6,698	1,717	9,804	3,629	32,840
Financial assets not intended for trading Mandatory measured at the fair value of the result	439	-	-	-	-	439
Equity Instruments	439	-	-	-	-	439
Loans and Advances to Customers	-	-	-	-	-	-
Financial assets measured at fair value in other comprehensive income	3,455	3,625	12,177	63,651	22,430	105,339
Debt Instruments	3,383	3,625	12,177	63,651	22,430	105,267
Equity Instruments	72	-	-	-	-	72
Financial assets measured at amortized cost	50,776	130,066	55,339	152,438	63,844	452,462
Loans and Other Amounts with Credit Institutions	25,201	39,879	2,765	3,799	-	71,644
Loans and advances to customers	25,490	88,071	50,829	134,805	61,795	360,990
Debt Instruments	85	2,117	1,745	13,833	2,049	19,828
Total	70,305	152,331	72,433	273,429	105,728	674,227

Remunerated Liabilities:

Financial Liabilities Measured at Fair Value in Income Held for Trading	55,313	7,878	2,088	12,629	3,515	81,424
Derivatives	10,160	7,878	2,088	12,629	3,515	36,270
Short Positions	45,153					45,153
Financial liabilities at amortized cost	174,848	100,497	91,433	131,589	16,667	515,035
Deposits from the Central Bank of Brazil and deposits from credit institutions	4,007	32,846	22,603	7,891	3,031	70,379
Customer deposits	163,297	44,035	61,293	98,867	203	367,694
Bonds and securities	7,544	23,616	7,537	24,832	313	63,841
Debt Instruments Eligible to Capital	-	-	-	-	13,120	13,120
Total	230,161	108,376	93,521	144,218	20,182	596,458

					2019
Position of accounts subject to interest rate risk					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial assets measured at fair value through profit or loss	3,891	1,091	737	8,444	4,446	18,609
Debt instruments	-	3	140	188	889	1,220
Equity instruments	171	-	-	-	-	171
Trading derivatives	3,720	1,088	597	8,256	3,557	17,218
Other Financial Assets At Fair Value Through Profit Or Loss	4,261	802	3,981	16,737	7,075	32,856
Debt instruments	2,232	802	3,981	16,737	7,075	30,827
Equity instruments	2,029	-	-	-	-	2,029
Investments Held to Maturity	98	96	280	3,679	3,981	8,134
Reserves from Brazilian Central Bank	69,663	-	-	-	-	69,663
Financial Assets Measured at Amortized Cost	28,416	75,794	51,603	112,467	54,815	323,095
Total	106,329	77,783	56,601	141,327	70,317	452,357

Interest-bearing liabilities:

Deposits from credit institutions	224,610	62,181	69,277	70,882	2,556	429,506
Subordinated debts	-	-	-	10,077	-	10,077
Marketable debt securities	3,677	25,781	19,125	28,134	3,475	80,192
Trading derivatives	4,597	1,621	1,074	9,119	3,828	20,239
Short positions	23,501	-	-	-	-	23,501
Total	256,385	89,583	89,476	118,212	9,859	563,515

					2018
Position of accounts subject to interest rate risk					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial Assets Held For Trading	8,193	6,155	12,013	67,606	25,964	119,931
Debt instruments	5,359	5,192	8,294	58,363	23,460	100,668
Equity instruments	807	-	-	-	-	807
Trading derivatives	2,027	963	3,719	9,243	2,504	18,456
Other Financial Assets At Fair Value Through Profit Or Loss	677	9,091	368	16,702	3,577	30,415
Debt instruments	379	9,091	368	16,702	3,577	30,117
Equity instruments	298	-	-	-	-	298
Non-Current Assets Held For Sale	24	521	89	3,603	3,826	8,063
Reserves from Brazilian Central Bank	70,103	-	-	-	-	70,103
Loans and Receivables	27,387	101,441	35,900	85,318	60,966	311,012
Total	106,387	107,208	48,370	173,229	94,333	539,524
Interest-bearing liabilities:

Deposits from credit institutions	200,818	47,172	65,606	71,413	5,343	390,352
Subordinated debts	9,857	-	-	-	9,687	19,544
Marketable debt securities	13,353	20,875	14,612	30,138	9,715	88,693
Trading derivatives	1,104	1,370	3,257	9,673	3,322	18,726
Short positions	32,440	-	-	-	-	32,440
Total	257,572	69,417	83,475	111,224	28,067	549,755

Position of accounts subject to currency risk

Currency Risk

			2020
			In millions of Reais

Asset:	Dollar	Euro	Others	Total

Cash/Applications/Debt Instruments	42,860	1,870	569	45,299
Loans and advances to customers	5,803	3,187	1,140	10,130
Investments in Foreign Subsidiaries and Dependence	57,914	215	-	58,129
Derivatives	125,495	10,451	2,795	138,741
Others	25,866	-	-	25,866
Total	257,937	15,723	4,504	278,164

Liabilities:	Dollar	Euro	Others	Total

Funding in foreign currency	61,173	384	-	61,557
Derivatives	147,911	14,449	2,854	165,214
Others	39,972	219	437	40,629
Total	249,057	15,052	3,291	267,400

			2019
			In millions of Reais

Asset:	Dollar	Euro	Others	Total

Cash/Applications/Debt Instruments	12,406	224	1	12,631
Loans and advances to customers	4,776	1,920	-	6,696
Investments in Foreign Subsidiaries and Dependence	50,193	3,557	-	53,750
Derivatives	150,538	13,053	9,712	173,303
Others	10,521	574	-	11,095
Total	228,434	19,328	9,713	257,475

Liabilities:	Dollar	Euro	Others	Total

Funding in foreign currency	59,416	925	49	60,390
Derivatives	169,136	20,184	8,515	197,835
Others	-	60	1,009	1,069
Total	228,552	21,169	9,573	259,294

			2018
			In millions of Reais

Asset:	Dollar	Euro	Others	Total

Cash/Applications/Debt Instruments	348,797	-	-	348,797
Loans and advances to customers	4,505	155	-	4,660
Investments in Foreign Subsidiaries and Dependence	45,345	3,390	-	48,735
Derivatives	231,240	18,163	2,490	251,893
Others	23,619	1,974	42	25,635
Total	653,506	23,682	2,532	679,720

Liabilities:	Dollar	Euro	Others	Total

Funding in foreign currency	390,418	462	145	391,025
Derivatives	262,396	24,809	2,391	289,596
Others	1,007	-	-	1,007
Total	653,821	25,271	2,536	681,628

Customers Funding

The Bank has different funding sources, both in products and mix of clients, with a healthy distribution between the segments. The total of clients resources is currently in R$ 78,6 billion and presented an increase comparing with 2019 amount, highlighting the increasing of time deposit funding and the keeping of financial letters inventory.

					In millions of Reais
	2020			2019
	0 a 30 days	Total	%	0 a 30 days	Total	%
Demand deposits	35,550	35,550	100%	29,524	29,524	100%
Savings accounts	62,210	62,210	100%	49,040	49,040	100%
Time deposits	77,298	279,778	28%	53,321	190,344	28%
Interbank deposit	818	5,145	16%	871	4,299	20%
Funds from acceptances and issuance of securities	7,544	70,628	11%	3,921	85,963	5%
Borrowings and Onlendings	3,189	67,760	5%	5,077	54,880	9%
Subordinated Debts / Debt Instruments Eligible to Compose Capital	-	13,120	0%	-	10,175	0%
Total	186,609	534,191	100%	141,754	424,225	33%

		In millions of Reais
	2018
	0 a 30 days	Total	%
Demand deposits	18,854	18,854	100%
Savings accounts	46,068	46,068	100%
Time deposits	49,771	190,971	26%
Interbank deposit	863	4,118	21%
Funds from acceptances and issuance of securities	3,681	70,110	5%
Borrowings and Onlendings	5,181	45,936	11%
Subordinated Debts / Debt Instruments Eligible to Compose Capital	9,857	19,666	50%
Total	134,275	395,723	34%

Non-Discounted Future Flows Except Derivatives

Assets and liabilities in accordance with the remaining contractual maturities, considering the undiscounted flows are as follows:

2020
In millions of Reais
0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years
Future Cash Flows Except for Derivatives	Above 5 years	Total

Remunerated Assets:

Financial assets measured at fair value in income	-	174	98	667	2,900	3,839
Debt Instruments	-	174	98	667	2,900	3,839
Financial assets measured at fair value in profit or loss for trading	16,028	19,211	5,763	63,618	25,489	130,108
Debt Instruments	3,873	12,513	4,046	53,814	21,859	96,104
Equity Instruments	1,164	-	-	-	-	1,164
Derivatives	10,992	6,698	1,717	9,804	3,629	32,840
Financial assets not intended for trading Mandatory measured at the fair value of the result	439	-	-	-	-	439
Equity Instruments	439	-	-	-	-	439
Financial assets measured at fair value in other comprehensive income	5,000	3,874	13,850	75,849	35,538	134,110
Debt Instruments	4,928	3,874	13,850	75,849	35,538	134,038
Equity Instruments	72	-	-	-	-	72
Financial assets measured at amortized cost	53,147	145,280	69,004	208,295	135,783	611,509
Loans and Other Amounts with Credit Institutions	24,638	40,579	2,901	4,205	-	72,324
Loans and advances to customers	28,424	102,379	64,194	188,430	135,987	519,415
Debt Instruments	85	2,321	1,909	15,660	(205)	19,771
Total	74,615	168,538	88,715	348,429	199,709	880,005

Remunerated Liabilities:

Financial Liabilities Measured at Fair Value in Income Held for Trading	55,313	7,878	2,088	12,629	3,515	81,424
Derivatives	10,160	7,878	2,088	12,629	3,515	36,270
Short Positions	45,153	45,153
Financial liabilities at amortized cost	176,223	101,111	93,103	145,931	16,471	532,838
Deposits from the Central Bank of Brazil and deposits from credit institutions	3,707	33,039	22,860	8,014	2,802	70,421
Customer deposits	165,171	44,571	62,606	110,809	215	383,372
Bonds and securities	7,345	23,502	7,637	27,109	333	65,925
Debt Instruments Eligible to Capital	-	-	-	-	13,120	13,120
Total	463,072	217,979	190,382	317,119	39,972	1,228,525

2019
Non-Discounted Future Flows Except Derivatives	In millions of Reais
0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial assets measured at fair value through profit or loss	3,766	1,103	802	8,894	6,157	20,722
Debt instruments	46	15	205	638	2,600	3,504
Trading derivatives	3,720	1,088	597	8,256	3,557	17,218
Other financial assets at fair value through profit or loss	2,642	1,160	4,853	23,638	15,502	47,795
Debt instruments	2,642	1,160	4,853	23,638	15,502	47,795
Investments Held to Maturity	99	111	327	4,066	6,030	10,633
Reserves from Brazilian Central Bank	69,663	-	-	-	-	69,663
Financial Assets Measured at Amortized Cost	32,417	89,335	65,395	159,615	110,607	457,369
Total	108,587	91,709	71,377	196,213	138,296	606,182

Interest-bearing liabilities:

Deposits from credit institutions	218,883	61,461	71,953	79,666	2,660	434,623
Subordinated Debts / Debt Instruments Eligible to Compose Capital	-	-	-	12,673	-	12,673
Marketable debt securities	3,697	26,096	19,829	31,407	4,628	85,657
Trading derivatives	4,597	1,621	1,074	9,119	3,828	20,239
Short positions	23,501	-	-	-	-	23,501
Total	250,678	89,178	92,856	132,865	11,116	576,693

2018
Non-Discounted Future Flows Except Derivatives	In millions of Reais
0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial Assets Held For Trading	7,388	6,199	12,162	80,590	52,584	158,923
Debt instruments	5,361	5,236	8,443	71,347	50,080	140,467
Trading derivatives	2,027	963	3,719	9,243	2,504	18,456
Available-For-Sale Financial Assets	379	9,230	379	18,666	6,037	34,691
Debt instruments	379	9,230	379	18,666	6,037	34,691
Non-Current Assets Held For Sale	24	558	126	3,904	5,119	9,731
Reserves from Brazilian Central Bank	70,103	-	-	-	-	70,103
Loans and Receivables	29,234	111,216	45,564	116,107	85,637	387,758
Total	107,128	127,203	58,231	219,267	149,377	661,206

Interest-bearing liabilities:

Deposits from credit institutions	198,259	46,926	67,142	79,161	8,819	400,307
Subordinated Debts / Debt Instruments Eligible to Compose Capital	9,857	-	-	-	9,687	19,544
Marketable debt securities	13,395	21,343	15,290	33,627	9,717	93,372
Trading derivatives	1,104	1,370	3,257	9,673	3,322	18,726
Short positions	32,440	-	-	-	-	32,440
Total	255,055	69,639	85,689	122,461	31,545	564,389

Sensibilities

The interest rate risk in balance sheets management portfolios, measured in terms of sensitivity of the net interest margin (NIM) at one year to a parallel increase of 100 b.p. in the interest rate curve, was at the beginning of 2019 and 2018, reaching a maximum of R$134 million in December 2019. The sensitivity value decreased R$202 million during 2019, reaching a maximum of R$2,342 million in October. The main factors that occurred in 2019 and influenced in sensitivity were the volatility of the exchange rate (convexity effect), portfolio’s decayment update of implicit methodology on cash flow of the Bank’s products and liquidity.

Million of Reais
	2020	2019	2018
Sensibilities
Net Interest Margin	432	334	200
Market Value of Equity	1,771	2,063	1,861
Value at Risk - Balance
VaR	1,365	1,755	1,744

Trading portfolio

Trading portfolio

		2020
Risk Factor	Description	Scenario 1	Scenario 2	Scenario 3
Interest Rate - Reais	Exposures subject to changes in interest fixed rate	(24,305)	(275,618)	(551,236)
Coupon Interest Rate	Exposures subject to changes in coupon rate of interest rate	(880)	(9,048)	(18,096)
Coupon - US Dollar	Exposures subject to changes in coupon US Dollar rate	(5,757)	(8,376)	(16,753)
Coupon - Other Currencies	Exposures subject to changes in coupon foreign currency rate	(109)	(5,593)	(11,187)
Foreign currency	Exposures subject to foreign exchange	(15,859)	(396,473)	(792,947)
Eurobond/Treasury/Global	Exposures subject to Interest Rate Variation on Papers Traded on the International Market	(1,653)	(1,359)	(2,718)
Inflation	Exposures subject to change in coupon rates of price indexes	(37,322)	(267,221)	(534,442)
Shares and Indexes	Exposures subject to change in shares price	(184)	(4,604)	(9,208)
Commodities	Exposures subject to change in commodities' prices	(52)	(1,288)	(2,575)
Total (1)		(86,122)	(969,581)	(1,939,161)

(1) Amounts net of taxes.

Portfolio Banking

Portfolio Banking

		2020
Risk Factor	Description	Scenario 1	Scenario 2	Scenario 3
Interest Rate - Reais	Exposures subject to changes in interest fixed rate	(24,638)	(639,741)	(1,870,133)
TR and Long-Term Interest Rate - (TJLP)	Exposures subject to changes in Exchange of TR in TJLP	(49,854)	(576,298)	(903,045)
Inflation	Exposures subject to change in coupon rates of price indexes	(42,424)	(286,671)	(585,067)
Coupon - US Dollar	Exposures subject to changes in coupon US Dollar rate	(2,803)	(60,177)	(109,050)
Coupon - Other Currencies	Exposures subject to changes in coupon foreign currency rate	(6,615)	(60,266)	(69,259)
Interest Rate Markets International	Exposures subject to changes in interest rate negotiated roles in international market	(14,660)	166,540	317,466
Foreign Currency	Exposures subject to Foreign Exchange	(655)	(16,371)	(32,742)
Total (1)		(141,649)	(1,472,984)	(3,251,830)

(1) Amounts net of taxes,

Risk Type

In calculating the economic capital, it is the Bank's definition of losses to be covered. Thus, it is used a confidence interval necessary to ensure business continuity. The risk profile in Brazil is distributed by Credit risk, Market, ALM, Business, Operations and materials assets. However, to successfully anticipate the changes proposed in Basel III, new risks have been incorporated to model: Intangibles, pension funds (defined benefit) and deferred tax assets, which allow the Bank to adopt a position even more conservative and prudent.

% Capital	2020	2019	2018
Risk Type
Credit	69%	72%	72%
Market	2%	2%	2%
ALM	2%	5%	8%
Business	3%	3%	6%
Operational	6%	7%	5%
Fixed Assets	2%	2%	1%
Intangible Assets	5%	1%	0%
Pension Funds	2%	4%	1%
Deferred Tax Assets	9%	5%	5%
TOTAL	100%	100%	100%